Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	¥ 9,819	¥ 7,403
Derivative assets, Gross amounts offset on the balance sheet	0	0
Derivative assets, Net amounts presented on the balance sheet	9,819	7,403
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	(7,723)	(5,903)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	(629)	(528)
Derivative assets, Net amounts	1,467	972
Receivables under resale agreements, Gross amounts recognized	17,347	12,589
Receivables under resale agreements, Gross amounts offset on the balance sheet	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	17,347	12,589
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	(17,197)	(12,579)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	0	0
Receivables under resale agreements, Net amounts	150	10
Receivables under securities borrowing transactions, Gross amounts recognized	1,753	1,921
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	1,753	1,921
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	(1,709)	(1,894)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	0	0
Receivables under securities borrowing transactions, Net amounts	44	27
Financial assets, Gross amounts recognized, Total	28,919	21,913
Financial assets, Gross amounts offset on the balance sheet, Total	0	0
Financial assets, Net amounts presented on the balance sheet, Total	28,919	21,913
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	(26,629)	(20,376)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	(629)	(528)
Financial assets, Net amounts, Total	1,661	1,009
Derivative liabilities, Gross amounts recognized	9,220	6,978
Derivative liabilities, Gross amounts offset on the balance sheet	0	0
Derivative liabilities, Net amounts presented on the balance sheet	9,220	6,978
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	(7,519)	(5,766)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	(1,215)	(769)
Derivative liabilities, Net amounts	486	443
Payables under repurchase agreements, Gross amounts recognized	17,542	14,312
Payables under repurchase agreements, Gross amounts offset on the balance sheet	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	17,542	14,312
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	(17,191)	(14,309)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	0	0
Payables under repurchase agreements, Net amounts	351	3
Payables under securities lending transactions, Gross amounts recognized	626	932
Payables under securities lending transactions, Gross amounts offset on the balance sheet	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	626	932
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	(623)	(931)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	0	0
Payables under securities lending transactions, Net amounts	3	1
Financial liabilities, Gross amounts recognized, Total	27,388	22,222
Financial liabilities, Gross amounts offset on the balance sheet, Total	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	27,388	22,222
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	(25,333)	(21,006)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	(1,215)	(769)
Financial liabilities, Net amounts, Total	¥ 840	¥ 447